Dividends to shareholders (Tables)	12 Months Ended
Dec. 31, 2019
Dividends to shareholders
Summary of dividends to shareholders

	2019	2018	2017	2019	2018	2017
	Per share	Per share	Per share	$m	$m	$m
Second interim (March 2019)	$ 1.90	$ 1.90	$ 1.90	2,403	2,402	2,404
First interim (September 2019)	$ 0.90	$ 0.90	$ 0.90	1,180	1,139	1,139
Total	$ 2.80	$ 2.80	$ 2.80	3,583	3,541	3,543

Reconciliation of dividends paid

	2019	2018	2017
	$m	$m	$m
Dividends charged to equity	3,583	3,541	3,543
Exchange losses/(gains) on payment of dividend	5	10	(4)
Hedge contracts relating to payment of dividends (cash flow statement)	4	(67)	(20)
Dividends paid (cash flow statement)	3,592	3,484	3,519